As filed with the Securities and Exchange Commission on April 7, 2020

Registration No. 33-6418

1940 Act File No. 811-4946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 50	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 52	☒
(Check Appropriate box or boxes)

Thompson IM Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

1255 Fourier Drive

Suite 200

Madison, Wisconsin 53717

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (608) 827-5700

Jason L. Stephens

1255 Fourier Drive

Suite 200

Madison, Wisconsin 53717

(Name and Address of Agent for Service)

Copy to:

Matthew C. Vogel, Esq.

Quarles & Brady LLP

411 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison, and State of Wisconsin, on the 7th day of April, 2020.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens
Director and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on this 7th day of April, 2020 by the following persons in the capacities indicated.

/s/ Jason L. Stephens Jason L. Stephens Director and Chief Executive Officer (Principal Executive Officer)	/s/ George E. Austin * George E. Austin Director
/s/ Penny Hubbard Penny Hubbard Chief Financial Officer (Principal Financial Officer)	/s/ Cornelia Boyle * Cornelia Boyle Director
/s/ Patricia Lipton * Patricia Lipton Chairman
/s/ Joyce Minor * Joyce Minor Director

*By:	/s/ Jason L. Stephens
Jason L. Stephens

* Pursuant to Power of Attorney

 EXHIBIT INDEX

Index No.	Description of Exhibit

EX- 101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase